                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        May 1, 2001
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $183,408
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report

                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                  [X1000]
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ALLEGHANY CORP DEL
 NEW COM           COMMON STOCK      017175100      5803      29017    SH                SOLE                29017    0     0
ALLMERICA FINL
CORP COM           COMMON STOCK      019754100      4878      94000    SH                SOLE                94000    0     0
AMB PROPERTY CORP
COM STK            REITS/RICS        00163T109       241       9800    SH                SOLE                 9800    0     0
AMBAC FINANCIAL
GROUP INC          COMMON STOCK      023139108      9386     147974    SH                SOLE               147974    0     0
AMERICAN FINICAL
HOLDINGS           COMMON STOCK      026075101       237      11093    SH                SOLE                11093    0     0
AMERICAN
PHYSICIANS CAPITAL COMMON STOCK      028884104       429      23500    SH                SOLE                23500    0     0
AON CORP           COMMON STOCK      037389103     19100     538000    SH                SOLE               538000    0     0
ARDEN RLTY GROUP
INC COM REIT       COMMON STOCK      039793104       472      20000    SH                SOLE                20000    0     0
BERKLEY W R CORP
COM                COMMON STOCK      084423102      5367     119100    SH                SOLE               119100    0     0
BERKSHIRE HATHAWAY
 CL A INC DE       COMMON STOCK      084670108      2486         38    SH                SOLE                   38    0     0
BERKSHIRE HATHAWAY
 INC CLASS B       COMMON STOCK      084670207      6709       3084    SH                SOLE                 3084    0     0
BISYS GROUP INC
COM                COMMON STOCK      055472104       270       5060    SH                SOLE                 5060    0     0
BOSTON PROPERTIES
INC                COMMON STOCK      101121101       615      16000    SH                SOLE                16000    0     0
BROWN & BROWN INC
COM STK            COMMON STOCK      115236101      4813     141350    SH                SOLE               141350    0     0
CARNIVAL CORP COM
STK                COMMON STOCK      143658102      1065      38500    SH                SOLE                38500    0     0
CLARK/BARDES
HOLDING INC COM    COMMON STOCK      180668105      2249     264700    SH                SOLE               264700    0     0





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

COUNTRYWIDE CR
INDS INC COM       COMMON STOCK      222372104      2665      54000    SH                SOLE                54000    0     0
CT BANCSHARES
COM STK            COMMON STOCK      207540105       564      27000    SH                SOLE                27000    0     0
DATA BROADCASTING
 CORP              COMMON STOCK      237596101       950     125100    SH                SOLE               125100    0     0
DIME BANCORP INC
NEW, COM           COMMON STOCK      25429Q102      5855     178770    SH                SOLE               178770    0     0
DUKE RLTY INVTS
INC COM NEW        COMMON STOCK      264411505       523      22600    SH                SOLE                22600    0     0
E*TRADE GROUP INC
 COM               COMMON STOCK      269246104       845     121000    SH                SOLE               121000    0     0
EQUITY OFFICE
PROPERTIES TRUST   REITS/RICS        294741103       560      20000    SH                SOLE                20000    0     0
EQUITY RESIDENTIAL
 PPTYS TR          REITS/RICS        29476L107       624      12000    SH                SOLE                12000    0     0
FIDELITY NATL FINL
 INC COM           COMMON STOCK      316326107       760      28380    SH                SOLE                28380    0     0
FIRST DATA CORP
COM                COMMON STOCK      319963104      7758     129960    SH                SOLE               129960    0     0
FIRST INVS FINL
SVCS GROUP IN      COMMON STOCK      32058A101       800     200000    SH                SOLE               200000    0     0
FIRST UNION CORP
COM                OPTIONS - CALLS   3373583AF      2805      85000    SH     CALL       SOLE                85000    0     0
FIRST UNION CORP
COM                OPTIONS - CALLS   3373583AG       429      13000    SH     CALL       SOLE                13000    0     0
FIRST UNION CORP
COM                OPTIONS - CALLS   337358EAE      1815      55000    SH     CALL       SOLE                55000    0     0
GALLAGHER ARTHUR
J & CO COM         COMMON STOCK      363576109       372      13440    SH                SOLE                13440    0     0
HCC INS HLDGS INC
 COM               COMMON STOCK      404132102      5467     206690    SH                SOLE               206690    0     0
HELLER FINANCIAL   COMMON STOCK      423328103       626      17800    SH                SOLE                17800    0     0
HIGHLANDS INS
GROUP INC COM      COMMON STOCK      431032101       178      54000    SH                SOLE                54000    0     0
HILB, ROGAL &
HAMILTON CO        COMMON STOCK      431294107      2085      59575    SH                SOLE                59575    0     0
HOSPITALITY PPTYS
TR COM SH B        COMMON STOCK      44106M102       713      27000    SH                SOLE                27000    0     0
HUNTINGTON
BANCSHARES INC     COMMON STOCK      446150104       801      56200    SH                SOLE                56200    0     0
IMS HEALTH INC
COM STK            COMMON STOCK      449934108       996      40000    SH                SOLE                40000    0     0
INTL SPEEDWAY
CORP CL A COM      COMMON STOCK      460335201       975      26300    SH                SOLE                26300    0     0
INTUIT INC COM     COMMON STOCK      461202103      2547      91793    SH                SOLE                91793    0     0
J HANCOCK FINL
COM STK            COMMON STOCK      41014S106      4885     127047    SH                SOLE               127047    0     0





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

J.P. MORGAN CHASE
 & CO COM          COMMON STOCK      46625H100      7314     162904    SH                SOLE               162904    0     0
J.P. MORGAN CHASE
 & CO COM          OPTIONS - CALLS   46625H1AJ      1167      26000    SH     CALL       SOLE                26000    0     0
LAFARGE CORP COM   COMMON STOCK      505862102      3990     131500    SH                SOLE               131500    0     0
LEVEL 3 COMM INC
 COM               COMMON STOCK      52729N100      2102     121000    SH                SOLE               121000    0     0
LIBERTY FINL CO
 INC COM           COMMON STOCK      530512102       345       8300    SH                SOLE                 8300    0     0
LONDON PACIFIC
GROUP LTD ADR      ADRS STOCKS       542073101       981     202300    SH                SOLE               202300    0     0
MACK-CALI REALTY
CORP REIT          REITS/RICS        554489104       540      20000    SH                SOLE                20000    0     0
NOVA CORP GA COM   COMMON STOCK      669784100      1475      80000    SH                SOLE                80000    0     0
PACIFIC CENTURY
FINL CORP          COMMON STOCK      694058108      5396     284000    SH                SOLE               284000    0     0
PARTNERRE LIMITED
BERMUDA            COMMON STOCK      G6852T105       611      12400    SH                SOLE                12400    0     0
PNC FINANCIAL
SERVICES GRP       COMMON STOCK      693475105      4580      67600    SH                SOLE                67600    0     0
PORT FINANCIAL
CORP COM STK       COMMON STOCK      734119100       903      49500    SH                SOLE                49500    0     0
PRESIDENTIAL LIFE
CORP COM           COMMON STOCK      740884101      2419     146600    SH                SOLE               146600    0     0
PROGRESSIVE CORP   COMMON STOCK      743315103      1092      11250    SH                SOLE                11250    0     0
PROVIDENT
FINANCIAL HLDGS
   INC             COMMON STOCK      743868101       663      31120    SH                SOLE                31120    0     0
PROVIDIAN FINL
CORP COM           COMMON STOCK      74406A102      3237      66000    SH                SOLE                66000    0     0
RENAISSANCE RE
HLDGS LTD COM      COMMON STOCK      G7496G103      5907      84370    SH                SOLE                84370    0     0
RESOURCE AMER INC
CL A COM NEW       COMMON STOCK      761195205       319      30000    SH                SOLE                30000    0     0
UICI INC COM       COMMON STOCK      902737105      3521     401100    SH                SOLE               401100    0     0
UNIONBANCAL CORP
COM STK            COMMON STOCK      908906100      7190     247500    SH                SOLE               247500    0     0
UNUMPROVIDENT
CORP COM           COMMON STOCK      91529Y106      2338      80000    SH                SOLE                80000    0     0
US BANCORP COM     COMMON STOCK      902973304      3998     172292    SH                SOLE               172292    0     0
US BANCORP COM     OPTIONS - CALLS   9029734AD       348      15000    SH     CALL       SOLE                15000    0     0
US BANCORP COM     OPTIONS - CALLS   9029735AD       348      15000    SH     CALL       SOLE                15000    0     0
WADDELL & REED
FIN CL B           COMMON STOCK      930059209       284      10000    SH                SOLE                10000    0     0
WADDELL & REED
FINANCIAL INC      COMMON STOCK      930059100      2836     100038    SH                SOLE               100038    0     0
WASHINGTON MUT
INC COM            OPTIONS - CALLS   9393225AF      2738      50000    SH     CALL       SOLE                50000    0     0
WASHINGTON POST    COMMON STOCK      939640108       760       1300    SH                SOLE                 1300    0     0
WESCO FINANCIAL
CORP               COMMON STOCK      950817106       702       2286    SH                SOLE                 2286    0     0


                                6




XL CAPITAL LTD
CL-A COM STK       COMMON STOCK      G98255105      4376      57536    SH                SOLE                57536    0     0
ZENITH NATL INS
 CORP              COMMON STOCK      989390109       222       9410    SH                SOLE                 9410    0     0
















































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